Borrowings - Schedule of Maturity Analysis for Borrowings From Lenders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings lender [Abstract]
Loan balance	$ 405,024	$ 353,574
Due within one year	13,110	11,763	$ 660
Due later than one year	391,914	341,811	$ 5,945
Facility limit	481,986	446,125
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders
Borrowings lender [Abstract]
Loan balance	394,715	344,218
Due within one year	11,692	10,840
Due later than one year	383,023	333,378
Facility limit	434,395	402,610
IMBC Group
Borrowings lender [Abstract]
Loan balance	3,921	3,727
Due within one year	550	63
Due later than one year	3,371	3,664
Facility limit	4,686	4,147
BNP Paribas
Borrowings lender [Abstract]
Loan balance	6,486	5,722
Due within one year	868	860
Due later than one year	5,618	4,862
Facility limit	9,490	8,398
HSBC Bank Australia Ltd
Borrowings lender [Abstract]
Facility limit	33,415	30,970
Loan balance	(98)	(93)
Due within one year	0	0
Due later than one year	$ (98)	$ (93)
Maturity date	3 years	3 years